Quarterly Results Of Operations (Schedule Of Quarterly Financial Information) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Quarterly Results Of Operations [Abstract]
Revenues	$ 193,330	$ 128,268	$ 130,293	$ 129,002	$ 134,871	$ 88,321	$ 96,627	$ 93,197	$ 106,325	$ 522,434	$ 384,470	$ 315,573
Instructional costs and services	107,579	78,107	77,727	76,195	75,082	55,868	56,479	51,589	58,093	307,111	222,029	196,976
Selling, administrative, and other	71,260	52,324	36,763	35,177	50,498	32,329	26,843	24,899	33,327	174,762	117,398	86,683
Product development expenses	6,224	4,029	4,972	3,435	3,911	1,999	2,924	2,415	2,238	16,347	9,576	9,575
Total costs and expenses	185,063	134,460	119,462	114,807	129,491	90,196	86,246	78,903	93,658	498,220	349,003	293,234
Income from operations	8,267	(6,192)	10,831	14,195	5,380	(1,875)	10,381	14,294	12,667	24,214	35,467	22,339
Interest expense, net	(221)	(237)	(307)	(366)	(297)	(289)	(361)	(324)	(357)	(1,207)	(1,331)	(982)
Income before income tax expense and noncontrolling interest	8,046	(6,429)	10,524	13,829	5,083	(2,164)	10,020	13,970	12,310	23,007	34,136	21,357
Income tax benefit (expense)	(3,697)	2,968	(5,260)	(6,119)	(2,931)	427	(3,927)	(4,381)	(5,368)	(11,342)	(13,249)	(9,628)
Net income - K12 Inc.	4,349	(3,461)	5,264	7,710	2,152	(1,737)	6,093	9,589	6,942	11,665	20,887	11,729
Add net income attributable to noncontrolling interest	251	617	335	129	46	412	36	49	141	1,127	638	586
Net income attributable to common stockholders, including Series A stockholders	$ 4,600	$ (2,844)	$ 5,599	$ 7,839	$ 2,198	$ (1,325)	$ 6,129	$ 9,638	$ 7,083	$ 12,792	$ 21,525	$ 12,315
Net income (loss) attributable to common stockholders per share, Basic	$ 0.12	$ (0.08)	$ 0.17	$ 0.24	$ 0.07	$ (0.04)	$ 0.20	$ 0.33	$ 0.24	$ 0.37	$ 0.72	$ 0.43
Weighted average shares used in computing per share amounts, Basic	35,629,836	34,460,563	30,958,807	30,565,683	30,343,696	30,195,130	29,951,327	29,648,674	29,378,074	31,577,758	29,791,973	28,746,188
Net income (loss) attributable to common stockholders per share, Diluted	$ 0.12	$ (0.08)	$ 0.16	$ 0.23	$ 0.07	$ (0.04)	$ 0.20	$ 0.32	$ 0.24	$ 0.37	$ 0.71	$ 0.42
Weighted average shares used in computing per share amounts, Diluted	35,954,075	34,460,563	31,758,313	31,128,286	30,805,106	30,195,130	30,352,974	29,974,642	29,948,550	32,114,761	30,248,683	29,639,974